Introduction and overview of Group's risk management - Net leverage ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Borrowings	$ 3,347,949	$ 3,510,847	$ 3,344,402
Lease liabilities	552,544	601,994	605,558	$ 376,101
Less: Cash and cash equivalents	(577,956)	(293,823)	(514,078)	$ (916,488)
Net debt	3,322,537	3,819,018
Adjusted EBITDA	1,061,581	1,280,264
Unallocated corporate expenses	(133,227)	(147,729)	$ (132,412)
Proforma adjustments for disposals	(28,053)
EBITDA net of unallocated corporate expenses and proforma adjustments for disposals	$ 900,301	$ 1,132,535
Management consolidated net leverage ratio	3.7	3.4
Maximum
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA	4	4	4
Minimum
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA	3	3	3